Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	$ 746,325	$ 286,533
Less: Provision for doubtful debts	(309,576)	(235,357)
Total trade receivables	436,749	51,176
R&D tax incentive refund	1,209,344
Trade and other receivables	$ 1,646,093	$ 51,176